Cover	Sep. 08, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 08, 2020
Entity Registrant Name	INVACARE CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	001-15103
Entity Tax Identification Number	95-2680965
Entity Address, Address Line One	One Invacare Way
Entity Address, City or Town	Elyria
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44035
City Area Code	440
Local Phone Number	329-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	IVC
Security Exchange Name	NYSE
Entity Central Index Key	0000742112
Amendment Flag	false